Tema GLP-1, Obesity & Cardiometabolic ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Biotechnology - 34.7%(a)
AbbVie, Inc.	6,333	$1,178,635
Akero Therapeutics, Inc. (b)	10,695	531,007
Alnylam Pharmaceuticals, Inc. (b)	3,463	1,054,691
Amgen, Inc.	3,248	936,009
Arrowhead Pharmaceuticals, Inc. (b)	36,943	593,674
Ascendis Pharma AS - ADR (b)	4,254	692,721
Bridgebio Pharma, Inc. (b)	47,911	1,640,952
Crinetics Pharmaceuticals, Inc. (b)	47,059	1,435,770
Cytokinetics, Inc. (b)	25,068	777,609
Gilead Sciences, Inc.	15,162	1,669,033
Insmed, Inc. (b)	10,282	716,964
Intellia Therapeutics, Inc. (b)	17,112	117,559
Ionis Pharmaceuticals, Inc. (b)	20,731	694,696
Madrigal Pharmaceuticals, Inc. (b)	1,881	517,764
Mereo Biopharma Group PLC - ADR (b)	115,837	249,049
Metsera, Inc. (b)	5,669	151,476
Mirum Pharmaceuticals, Inc. (b)	10,387	461,806
Regeneron Pharmaceuticals, Inc.	2,018	989,385
Rocket Pharmaceuticals, Inc. (b)	33,462	83,990
Scholar Rock Holding Corp. (b)	10,773	312,525
Vertex Pharmaceuticals, Inc. (b)	3,783	1,672,275
Viking Therapeutics, Inc. (b)	20,635	553,018
Zealand Pharma AS (b)	11,192	772,537
		17,803,145

Health Care Equipment & Supplies - 18.9%
Abbott Laboratories	18,097	2,417,397
Boston Scientific Corp. (b)	17,985	1,893,101
Dexcom, Inc. (b)	9,552	819,562
Edwards Lifesciences Corp. (b)	15,023	1,175,099
Insulet Corp. (b)	3,754	1,220,163
Masimo Corp. (b)	4,125	670,312
Medtronic PLC	18,298	1,518,368
		9,714,002

Health Care Providers & Services - 5.7%
McKesson Corp.	1,441	1,036,814
UnitedHealth Group, Inc.	6,341	1,914,411
		2,951,225

Life Sciences Tools & Services - 5.9%
Danaher Corp.	5,413	1,027,929
Gubra AS (b)	3,858	228,779
Thermo Fisher Scientific, Inc.	3,353	1,350,655
West Pharmaceutical Services, Inc.	2,060	434,351
		3,041,714

Pharmaceuticals - 33.9%(a)
AstraZeneca PLC	15,445	2,230,806
Bristol-Myers Squibb Co.	23,314	1,125,600
Chugai Pharmaceutical Co. Ltd.	24,261	1,278,510
Eli Lilly & Co.	6,697	4,940,176
Merck & Co., Inc.	16,395	1,259,792
Novartis AG	14,322	1,636,328
Novo Nordisk AS	34,163	2,358,911
Roche Holding AG - ADR	50,982	2,054,574
Structure Therapeutics, Inc. - ADR (b)	23,904	520,151
		17,404,848
TOTAL COMMON STOCKS (Cost $55,126,352)		50,914,934

SHORT-TERM INVESTMENTS - 1.2%	Shares	Value
Money Market Funds - 1.2%
First American Treasury Obligations Fund - Class X, 4.23% (c)	598,897	598,897
TOTAL SHORT-TERM INVESTMENTS (Cost $598,897)		598,897

TOTAL INVESTMENTS - 100.3% (Cost $55,725,249)		$51,513,831
Liabilities in Excess of Other Assets - (0.3)%		(178,986)
TOTAL NET ASSETS - 100.0%		$51,334,845
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Tema ETF Trust
Tema GLP-1, Obesity & Cardiometabolic ETF
Notes to Quarterly Schedule of Investments
May 31, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$50,914,934	$–	$–	$50,914,934
Money Market Funds	598,897	–	–	598,897
Total Investments	$51,513,831	$–	$–	$51,513,831

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of May 31, 2025
(% of Net Assets)
United States	$38,493,248	75.1%
Denmark	4,052,948	7.8
Switzerland	3,690,902	7.2
United Kingdom	2,479,855	4.8
Ireland	1,518,368	2.9
Japan	1,278,510	2.5
Liabilities in Excess of Other Assets	(178,986)	(0.3)
	$51,334,845	100.0%

Sector Classification as of May 31, 2025
(% of Net Assets)
Health Care	$50,914,934	99.1%
Money Market Funds	598,897	1.2
Liabilities in Excess of Other Assets	(178,986)	(0.3)
	51,334,845	100.0%